Stockholders' Equity (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		0 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Feb. 19, 2014 Common Stock
Class of Stock [Line Items]
Shares of stock sold in a private placement			13,570,000
Price per share			$ 14.00
Sale of Stock, Private Placement Fee Per Share			$ 0.840
Cost of issuance of stock			$ 11,500
Issuance of common stock	$ 178,639	$ 0	$ 178,500